Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Amortized Cost
Due in one year or less	$ 273.4	$ 233.0
Due after one year through five years	1,404.2	1,503.5
Due after five years through ten years	582.0	520.3
Due after ten years	380.3	333.8
Amortized Cost	2,639.9	2,590.6
Fair Value
Due in one year or less	274.2	234.2
Due after one year through five years	1,418.9	1,532.4
Due after five years through ten years	587.6	534.3
Due after ten years	382.6	339.5
Total fixed maturity securities	$ 2,663.3	$ 2,640.4